Related Parties - Restricted Stock Program (Detail) R$ / shares in Units, R$ in Thousands	12 Months Ended
Dec. 31, 2024 BRL (R$) shares R$ / shares
Disclosure of transactions between related parties [line items]
Number of shares granted (Quantity) | shares	18,521,704
Total exercisable grant costs, including taxes	R$ 622,792
Accumulated recognized exercisable grant costs	(183,017)
Unrecognized exercisable grant costs (in R$ thousands)	R$ 439,775
Restricted Stock Award [Member] | Grant Date, September 2, 2019 [Member]
Disclosure of transactions between related parties [line items]
Grant date	September 2, 2019
Number of shares granted (Quantity) | shares	240,000
Vesting period	2025
Fair value of shares on the grant date (in R$ per share) | R$ / shares	R$ 16.42
Total exercisable grant costs, including taxes	R$ 6,774
Accumulated recognized exercisable grant costs	(6,024)
Unrecognized exercisable grant costs (in R$ thousands)	R$ 750
Restricted Stock Award [Member] | Grant Date, April 1, 2020 [Member]
Disclosure of transactions between related parties [line items]
Grant date	April 1, 2020
Number of shares granted (Quantity) | shares	39,084
Vesting period	2025
Fair value of shares on the grant date (in R$ per share) | R$ / shares	R$ 12.53
Total exercisable grant costs, including taxes	R$ 1,124
Accumulated recognized exercisable grant costs	(1,074)
Unrecognized exercisable grant costs (in R$ thousands)	R$ 50
Restricted Stock Award [Member] | Grant Date, September 16, 2020 [Member]
Disclosure of transactions between related parties [line items]
Grant date	September 16, 2020
Number of shares granted (Quantity) | shares	140,000
Vesting period	2026
Fair value of shares on the grant date (in R$ per share) | R$ / shares	R$ 23.03
Total exercisable grant costs, including taxes	R$ 5,464
Accumulated recognized exercisable grant costs	(3,946)
Unrecognized exercisable grant costs (in R$ thousands)	R$ 1,518
Restricted Stock Award [Member] | Grant Date, September 22, 2021 [Member]
Disclosure of transactions between related parties [line items]
Grant date	September 22, 2021
Number of shares granted (Quantity) | shares	1,000,000
Vesting period	2027
Fair value of shares on the grant date (in R$ per share) | R$ / shares	R$ 14.17
Total exercisable grant costs, including taxes	R$ 24,093
Accumulated recognized exercisable grant costs	(13,339)
Unrecognized exercisable grant costs (in R$ thousands)	R$ 10,754
Restricted Stock Award [Member] | Grant Date, April 6, 2022 [Member]
Disclosure of transactions between related parties [line items]
Grant date	April 6, 2022
Number of shares granted (Quantity) | shares	634,165
Vesting period	2025
Fair value of shares on the grant date (in R$ per share) | R$ / shares	R$ 14.16
Total exercisable grant costs, including taxes	R$ 16,906
Accumulated recognized exercisable grant costs	(15,508)
Unrecognized exercisable grant costs (in R$ thousands)	R$ 1,398
Restricted Stock Award [Member] | Grant Date, September 21, 2022 [Member]
Disclosure of transactions between related parties [line items]
Grant date	September 21, 2022
Number of shares granted (Quantity) | shares	2,640,000
Vesting period	2032
Fair value of shares on the grant date (in R$ per share) | R$ / shares	R$ 12.98
Total exercisable grant costs, including taxes	R$ 64,048
Accumulated recognized exercisable grant costs	(14,945)
Unrecognized exercisable grant costs (in R$ thousands)	R$ 49,103
Restricted Stock Award [Member] | Grant Date, December 7, 2022 [Member]
Disclosure of transactions between related parties [line items]
Grant date	December 7, 2022
Number of shares granted (Quantity) | shares	1,500,000
Vesting period	2032
Fair value of shares on the grant date (in R$ per share) | R$ / shares	R$ 13.47
Total exercisable grant costs, including taxes	R$ 37,711
Accumulated recognized exercisable grant costs	(7,860)
Unrecognized exercisable grant costs (in R$ thousands)	R$ 29,851
Restricted Stock Award [Member] | Grant Date, April 20, 2023 [Member]
Disclosure of transactions between related parties [line items]
Grant date	April 20, 2023
Number of shares granted (Quantity) | shares	311,324
Vesting period	2025
Fair value of shares on the grant date (in R$ per share) | R$ / shares	R$ 14.5
Total exercisable grant costs, including taxes	R$ 7,472
Accumulated recognized exercisable grant costs	(6,538)
Unrecognized exercisable grant costs (in R$ thousands)	R$ 934
Restricted Stock Award [Member] | Grant Date, April 20, 2023 [Member]
Disclosure of transactions between related parties [line items]
Grant date	April 20, 2023
Number of shares granted (Quantity) | shares	1,146,194
Vesting period	2026
Fair value of shares on the grant date (in R$ per share) | R$ / shares	R$ 14.5
Total exercisable grant costs, including taxes	R$ 31,039
Accumulated recognized exercisable grant costs	(18,129)
Unrecognized exercisable grant costs (in R$ thousands)	R$ 12,910
Restricted Stock Award [Member] | Grant Date, September 20, 2023 [Member]
Disclosure of transactions between related parties [line items]
Grant date	September 20, 2023
Number of shares granted (Quantity) | shares	3,800,000
Vesting period	2033
Fair value of shares on the grant date (in R$ per share) | R$ / shares	R$ 18.75
Total exercisable grant costs, including taxes	R$ 132,784
Accumulated recognized exercisable grant costs	(17,712)
Unrecognized exercisable grant costs (in R$ thousands)	R$ 115,072
Restricted Stock Award [Member] | Grant Date April 17 2024 [Member]
Disclosure of transactions between related parties [line items]
Grant date	April 17, 2024
Number of shares granted (Quantity) | shares	3,495,953
Vesting period	2027 to 2029
Fair value of shares on the grant date (in R$ per share) | R$ / shares	R$ 26.94
Total exercisable grant costs, including taxes	R$ 177,651
Accumulated recognized exercisable grant costs	(31,656)
Unrecognized exercisable grant costs (in R$ thousands)	R$ 145,995
Restricted Stock Award [Member] | Grant Date June 19 2024 [Member]
Disclosure of transactions between related parties [line items]
Grant date	June 19, 2024
Number of shares granted (Quantity) | shares	60,683
Vesting period	2027
Fair value of shares on the grant date (in R$ per share) | R$ / shares	R$ 21.47
Total exercisable grant costs, including taxes	R$ 2,468
Accumulated recognized exercisable grant costs	(411)
Unrecognized exercisable grant costs (in R$ thousands)	R$ 2,057
Restricted Stock Award [Member] | Grant Date October 1 2024 [Member]
Disclosure of transactions between related parties [line items]
Grant date	October 1, 2024
Number of shares granted (Quantity) | shares	1,295,000
Vesting period	2034
Fair value of shares on the grant date (in R$ per share) | R$ / shares	R$ 23.1
Total exercisable grant costs, including taxes	R$ 55,785
Accumulated recognized exercisable grant costs	(1,395)
Unrecognized exercisable grant costs (in R$ thousands)	R$ 54,390
Performance Stock Award [Member] | Grant Date, April 1, 2020 [Member]
Disclosure of transactions between related parties [line items]
Grant date	April 1, 2020
Number of shares granted (Quantity) | shares	55,074
Vesting period	2025
Fair value of shares on the grant date (in R$ per share) | R$ / shares	R$ 12.53
Total exercisable grant costs, including taxes	R$ 1,324
Accumulated recognized exercisable grant costs	(1,268)
Unrecognized exercisable grant costs (in R$ thousands)	R$ 56
Performance Stock Award [Member] | Grant Date, April 6, 2022 [Member]
Disclosure of transactions between related parties [line items]
Grant date	April 6, 2022
Number of shares granted (Quantity) | shares	1,007,324
Vesting period	2025
Fair value of shares on the grant date (in R$ per share) | R$ / shares	R$ 14.16
Total exercisable grant costs, including taxes	R$ 26,829
Accumulated recognized exercisable grant costs	(24,802)
Unrecognized exercisable grant costs (in R$ thousands)	R$ 2,027
Performance Stock Award [Member] | Grant Date, April 20, 2023 [Member]
Disclosure of transactions between related parties [line items]
Grant date	April 20, 2023
Number of shares granted (Quantity) | shares	1,156,903
Vesting period	2026
Fair value of shares on the grant date (in R$ per share) | R$ / shares	R$ 14.5
Total exercisable grant costs, including taxes	R$ 31,320
Accumulated recognized exercisable grant costs	(18,410)
Unrecognized exercisable grant costs (in R$ thousands)	R$ 12,910